Summary of Significant Accounting Policies - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	$ 2,990,394	$ 2,990,394
Acquired goodwill	9,361,193
Impairments
Balance as of ending	12,351,587	2,990,394
Console Game
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	2,721,521	2,721,521
Acquired goodwill	9,361,193
Impairments
Balance as of ending	12,082,714	2,721,521
Publishing [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning
Acquired goodwill
Impairments
Balance as of ending
Media Advertising service [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning
Acquired goodwill
Impairments
Balance as of ending
Others [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance as of beginning	268,873	268,873
Acquired goodwill
Impairments
Balance as of ending	$ 268,873	$ 268,873